Variable Immediate Annuity

Equitable Financial Life Insurance Company of America

Issued through: Variable Account AA

Equitable Financial Life Insurance Company

Issued through: Separate Account A

Summary Prospectus for Existing Investors

May 1, 2025

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) for the contract contain more information about the contract’s features, benefits, and risks. The prospectus and SAI are incorporated by reference into this updating Summary Prospectus. You can find the current prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH142502. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The Variable Immediate Annuity is a single premium payout annuity contract. This Summary Prospectus only describes Variable Immediate Annuity. The contract offers a variable income annuity option funded by one or more of the variable investment options. The investment options are listed in Appendix: “Investment options available under the contract”. The contract also offers a fixed income annuity option funded by our general account. This option may only be elected in combination with the variable income annuity option.

We offer the contract for use as an annuity to pay out your benefits.

All guarantees are subject to the Company’s financial strength and claims paying ability.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2024. This may not reflect all the changes that have occurred since you purchased your contract.

Investment Options

There have been changes to the Appendix “Investment options available under the contract” in this summary prospectus.

Exchange Offer

An exchange offer was made in connection with an assumption reinsurance transaction (the “Program”) between Equitable Financial Life Insurance Company of America (“EFLOA”, the “Company” or “we”) and Equitable Financial Life Insurance Company (“EFLIC”). Pursuant to the Program, certain EFLIC variable annuity contracts (each an “EFLIC Contract” and collectively, the “EFLIC Contracts”) will be exchanged for identical EFLOA contracts (each an “EFLOA Contract” and collectively, the “EFLOA Contracts”). Not all contracts are eligible for the exchange offer.

Depending on which state your EFLIC Contract was issued in, you may have to affirmatively consent to or have the right to opt-out of the exchange. We will advise you which of the following consent processes applies to your EFLIC contract (based on the state it was issued in):

•	In certain states, you must affirmatively consent to the exchange (“opt-in process”).

•	In certain states, you will be deemed to have elected the exchange if you do not exercise your right to opt out within a specified period (“opt-out process”).

•	In certain states, your EFLIC Contract will be exchanged for an EFLOA Contract automatically without any action by you (“automatic process”).

Please note, in a majority of states, you will not be required to take any additional steps or provide affirmative consent before your EFLIC Contract is exchanged for an EFLOA Contract.

Important Considerations

If your EFLIC Contract is exchanged for an EFLOA Contract:

•	Your EFLIC Contract will terminate and EFLIC will have no further obligation to you for the benefits under your EFLIC Contract.

•	EFLOA will be solely responsible to you for the benefits under your EFLOA Contract.

•	The Account Value in your EFLIC Contract will be transferred to your EFLOA Contract without any change in value and there will be no interruption to your investments because of the exchange.

•	At the time of the exchange, the same investment options available under your EFLIC Contract will be available for investment under your EFLOA Contract. Any investment restrictions applicable under your EFLIC Contract will continue to apply under your EFLOA Contract.

•	Your death benefit and any optional benefit(s) under your EFLOA Contract immediately after the exchange will be the same as your death benefit and any optional benefit(s) under your EFLIC Contract immediately before the exchange and will continue to be calculated in the same way.

•	You will receive credit for the time your contributions were invested in your EFLIC Contract for purposes of determining whether a withdrawal charge, if applicable, applies under your EFLOA Contract.

•	We will not assess any charges against you because of the exchange.

There should be no adverse tax consequences to contract owners because of the Program between EFLIC and EFLOA or the exchange of an EFLIC Contract for an EFLOA Contract. Notwithstanding, we recommend that you consult your tax advisor.

Important information you should consider about the contract

FEES AND EXPENSES
Are there Charges or Adjusments for Early Withdrawals?

No. Once issued, a contract may not be surrendered and the premium payment cannot be withdrawn other than through annuity payments. The contract does not have a cash surrender value.

For additional information about transaction charges see “Charges and expenses” in the Prospectus.

Are There Transaction Charges?

Yes. We will deduct $350 from your premium payment for administrative expenses and you may be charged premium taxes.

For additional information about transaction charges see “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?

Yes. The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the investment options you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract(1)	0.50%	1.55%
	Portfolio Company fees and expenses(2)	0.55%	1.08%

(1)  Expressed as a percentage of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost $1,259	Highest Annual Cost $2,577
	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive combination of contract and Portfolio fees and expenses	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of contract, and Portfolio fees and expenses
	For additional information about ongoing fees and expenses see “Fee table” in the Prospectus.
RISKS
Is There a Risk of Loss From Poor Performance?

Yes. The contract is subject to the risk of loss. You could lose some or all of your premium payment and income payments can decrease significantly depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Is this a Short-Term Investment?

No. The contract may be appropriate if you need income for a specific time period or for the life of an annuitant. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. As such, you should not use the contract as a short-term investment or savings vehicle. Once issued, your contract may not be surrendered and the premium payment cannot be withdrawn other than through annuity payments. For additional information about the investment profile of the contract see “Fee table” in the Prospectus.

RISKS
What are the Risks Associated with the Investment Options?

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the fixed-income annuity option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Fixed and Variable investment options” and “Portfolios of the Trust” in “Purchasing the contract” as well as, “Risks associated with the variable investment options” in “Principal Risks of investing in the contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

What are the Risks Related to the Insurance Company?

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the obligations under the contract. The general obligations, or fixed-income annuity option under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?

Yes. We may, at any time, exercise our rights to limit or terminate your allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring the annuity units value from any variable investment option to another variable investment option. Transfers between the fixed income annuity option and variable income annuity option are not allowed. You cannot allocate 100% of your premium payment to the fixed income annuity option. Transfers among the investment options are only permitted once a year.

You cannot allocate 100% of your premium payment to the fixed income annuity option.

You cannot transfer funds between the fixed income annuity option and variable income annuity option.

If you elect a portion of your premium to go to the fixed income annuity option, you cannot change this election.

For more information, see “Selecting your annuity option” in the Prospectus.

For more information see “About the Separate Account” in “More information” in the Prospectus.

TAXES
What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in, and purchase payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Each payment you receive is ordinary income for tax purposes, except where you have after-tax funds in your contract. If you have after-tax funds, a portion of each annuity payment that is attributed to such after-tax funds will be considered non-taxable.

For more information, see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

Appendix: Investment options available under the contract

(a) Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH142502. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			Average Annual Total Returns (as of 12/31/2024)
		Current Expenses		1 year	5 year	10 year
Equity	EQ/AB Small Cap Growth — Equitable Investment Management Group, LLC (“EIMG”); AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	23.07%	13.16%	11.84%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	-0.73%	0.40%	1.28%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	24.33%	13.90%	12.45%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.46%	0.05%	0.64%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.82%	4.85%	4.93%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		7.91%	4.33%	4.66%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.79%	-0.23%	0.72%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.01%		30.85%	15.48%	14.38%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(b) Fixed investment options

The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Rate of Interest
Fixed income annuity option funded by our general account	N/A	1.0%

For more information, please see “Fixed income annuity option” under “Purchasing the Contract” in the prospectus.

Variable Immediate Annuity

Issued by

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

This summary prospectus describes the important features of the contract and provides information about Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”).

We have filed with the Securities and Exchange Commission a Prospectus and Statements of Additional Information (“SAI”) that includes additional information about Variable Immediate Annuity, Equitable Financial Life Insurance Company of America and Variable Account AA, and Equitable Financial Life Insurance Company and Separate Account A, respectively. The Prospectus and SAI each dated May 1, 2025 is incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call (800) 628-6673. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH142502.

Class/Contract Identifier: C000024804; C000247538